RELATED PARTIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Revenue from contracts with customers	$ 13,813	$ 12,493	$ 10,670